Income Taxes - REIT Activities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Undistributed REIT taxable income	$ 0.1
Capital Loss Carryforward	$ 5.2